FINANCIAL RISK MANAGEMENT - Effect of Foreign Currency Derivatives Impacts and Commercial Transactions Exposures (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	€ 4	€ (2)	€ 6	€ (1)
Unrealized (losses) / gains on foreign currency derivatives - net	(6)	(6)	(3)	(7)
Derivatives that do not qualify for hedge accounting | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	5	(2)	9	1
Unrealized (losses) / gains on foreign currency derivatives - net	(6)	(5)	(4)	(7)
Derivatives that qualify for hedge accounting | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	(1)	0	(3)	(2)
Unrealized (losses) / gains on foreign currency derivatives - net	0	(1)	1	0
Derivatives that qualify for hedge accounting | At fair value through OCI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized (losses) / gains on foreign currency derivatives - net	0	(16)	2	(18)
Gains reclassified from cash flow hedge reserve to the Consolidated Income Statement	€ 1	€ 3	€ 2	€ 3